Condensed Consolidated Statements of Operations Parenthetical - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Stock-based compensation expense			$ 7,706	$ 8,968
Cost of sales [Member]
Stock-based compensation expense	$ 17	$ 43	28	231
Selling, general and administrative [Member]
Stock-based compensation expense	1,777	2,522	6,895	7,932
Research and Development Expense [Member]
Stock-based compensation expense	$ 231	$ 304	$ 783	$ 805